David M. Loper
Senior Associate Counsel
Writer's Direct Number: (205) 268-1323
Facsimile Number: (205) 268-3597
Toll-Free Number: (800) 627-0220

December 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      RE:
      Protective Life Insurance Company
      Protective Variable Life Separate Account
      Protective Premiere III
      Filing Pursuant to Rule 497(j) for
      File No. 333-52215; 811-7337

Commissioners:

        On behalf of Protective Life Insurance Company and Protective Variable Life Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Prospectus Statement of Additional Information being used in connection with the offering of the "Protective Premiere III", a flexible premium variable life policy, does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 16 for Protective Variable Life Separate Account as filed with the Commission on November 7, 2008 via EDGARLINK.

        Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,
/s/ DAVID M. LOPER David M. Loper